Health Care UltraSector ProFund Expense Example - Health Care UltraSector ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 179
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	2,073
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,459
Expense Example, with Redemption, 10 Years	$ 3,090